SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

On January 14, 2022, Mingda Jiahe Development Investment Co., Ltd (“MD Japan”) was incorporated pursuant to Japanese laws. MDJM holds 100% of the equity interest in MD Japan. As of the date of this report, MD Japan has not generated any revenue.

On February 15, 2022, MD Lokal Global GmbH (“MD German”) was incorporated pursuant to German laws. MDJM holds 100% of the equity interest in MD German. As of the date of this report, MD German has not generated any revenue.

On March 18, 2022, the Chengdu Branch Office of Mingda Tianjin filed a civil complaint in the People's Court of Dujiangyan City, Sichuan Province, alleging breach of contract and unpaid service fee against Chengdu TEDA New City. The total amount claimed is $552,282 (RMB3,508,315.12 translated at December 31, 2021 exchange rate). The case is still pending filing at the court.

On February 17, 2022, Mingda Tianjin filed a civil complaint in Gusu District Court of Suzhou City, Jiangsu Province, alleging unpaid service fee and breach of contract against Tianfang (Suzhou) Real Estate Co., Ltd. The claimed amount is the unpaid base of $45,926 (RMB291,742.17 translated at December 31, 2021 exchange rate), plus a 0.1‰ per day breaching late fee. The case is still under review by the Gusu District People's Court in Suzhou.